Financial Instrument Risk - Maturities of Non-Derivative Financial Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liquidity cycle	30 days
Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 114,626	£ 86,374
More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	10,311	12,042
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	39,126	45,522
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	10,766	14,241
Lease liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	6,200	7,173
Lease liabilities | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	5,698	6,324
Lease liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	33,233	35,947
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	10,766	14,241
Trade and other payables | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	98,252	78,528
Trade and other payables | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade and other payables | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade and other payables | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Deferred consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	7,216	673
Deferred consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	3,388	0
Deferred consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	1,062	9,370
Deferred consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	2,958	0
Contingent consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	1,225	5,718
Contingent consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	4,331	0
Contingent consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	500	205
Other liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 0	£ 0